Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	Kadem Sustainable Impact Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40224
Entity Tax Identification Number	86-1306839
Entity Address, Address Line One	30 Broad Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	218-4092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843351
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	152 West 57th Street
Entity Address, Address Line Two	52nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Trading Symbol	KSICU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	KSI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	KSICW
Security Exchange Name	NASDAQ